NATIONWIDE VARIABLE INSURANCE TRUST

NVIT AllianzGI International Growth Fund	NVIT DoubleLine Total Return Tactical Fund
NVIT Allspring Discovery Fund (formerly, NVIT	(formerly, DoubleLine NVIT Total Return Tactical
Wells Fargo Discovery Fund)	NVIT Emerging Markets Fund
NVIT Amundi Multi Sector Bond Fund (formerly,	NVIT Federated High Income Bond Fund (formerly,
Amundi NVIT Multi Sector Bond Fund)	Federated NVIT High Income Bond Fund)
NVIT AQR Large Cap Defensive Style Fund	NVIT Government Bond Fund
NVIT BlackRock Equity Dividend Fund (formerly,	NVIT Government Money Market Fund
BlackRock NVIT Equity Dividend Fund)	NVIT International Equity Fund
NVIT BNY Mellon Core Plus Bond Fund (formerly,	NVIT International Index Fund
NVIT Core Plus Bond Fund)	NVIT Jacobs Levy Large Cap Growth Fund
NVIT BNY Mellon Dynamic U.S. Core Fund	NVIT Mid Cap Index Fund
(formerly, NVIT Mellon Dynamic U.S. Core Fund)	NVIT Multi-Manager Mid Cap Value Fund
NVIT BNY Mellon Dynamic U.S. Equity Income	NVIT Multi-Manager Small Cap Growth Fund
Fund (formerly, NVIT Mellon Dynamic U.S. Equity	NVIT Multi-Manager Small Cap Value Fund
Income Fund)	NVIT Multi-Manager Small Company Fund
NVIT BNY Mellon Sustainable U.S. Equity Fund	NVIT Neuberger Berman Multi Cap Opportunities
(formerly, NVIT Newton Sustainable U.S. Equity	Fund (formerly, Neuberger Berman NVIT Multi Cap
Fund)	Opportunities Fund)
NVIT Bond Index Fund	NVIT Real Estate Fund
NVIT Columbia Overseas Value Fund	NVIT S&P 500 Index Fund
NVIT Core Bond Fund	NVIT Short Term Bond Fund
NVIT Small Cap Index Fund

Supplement dated December 17, 2021
to the Statement of Additional Information (“SAI”) dated April 30, 2021

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the SAI.

NVIT AQR Large Cap Defensive Style Fund

Effective January 1, 2022, the SAI is amended as follows:

1.	All references to, and information regarding, Ronen Israel, M.A. are deleted in their entirety.

2.	The subsection “Investments in Each Fund” under the heading “Appendix C – Portfolio Managers” is amended to include the following:

Name of Portfolio Manager	Fund Name	Dollar Range of Investments in Each Fund (as of October 31, 2021)
AQR Capital Management, LLC
Cliff Asness, Ph.D., M.B.A.	NVIT AQR Large Cap Defensive Style Fund	None
John Huss	NVIT AQR Large Cap Defensive Style Fund	None

3.	The subsection “Other Managed Accounts” under the heading “Appendix C – Portfolio Managers” is amended to include the following:

Name of Portfolio Manager	Number of Accounts Managed by Each Portfolio Manager and Total Assets by Category (As of October 31, 2021)
AQR Capital Management, LLC
Cliff Asness, Ph.D, M.B.A.	Mutual Funds: 14 accounts, $7.1 billion total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Pooled Investment Vehicles: 18 accounts, $7.67 billion total assets (16 accounts, $6.22 billion total assets for which the advisory fee is based on performance)
Other Accounts: 32 accounts, $16.38 billion total assets (14 accounts, $7.51 billion total assets for which the advisory fee is based on performance)
John Huss	Mutual Funds: 4 accounts, $4.43 billion total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Pooled Investment Vehicles: 18 accounts, $11.82 billion total assets (16 accounts, $11.4 billion total assets for which the advisory fee is based on performance)
Other Accounts: 0 accounts, $0 total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE